Non-Participant-Directed Investments	12 Months Ended
Dec. 31, 2025
The Magna Group of Companies Retirement Savings Plans
Non-Participant-Directed Investments
Non-Participant-Directed Investments

4. Non-Participant-Directed Investments

The Magna International Inc. Common Stock includes both participant and non-participant-directed investments, which are co-mingled. Substantially all contributions and associated appreciation (depreciation), income and dividends are non-participant-directed until amounts are available for transfer as described in the Plan Agreement. Information about the net assets available for benefits and the significant components of the changes in net assets available for benefits for non-participant-directed investments is as follows:

December 31,	2025	2024
Magna International Inc. common stock	$274,071	$231,299

Year ended December 31,	2025	2024
Changes in net assets available for benefits
Dividend income	$10,380	$10,946
Net appreciation/(depreciation) in fair value of investments	60,087	(101,127)
Employer contributions	1,298	1,660
Participant contributions	2,255	2,804
Net inter-fund transfers	(10,416)	(12,065)
Distributions to terminated employees	(11,018)	(13,330)
Distributions to participating employees	(9,814)	(10,732)
Increase/(Decrease) in Net Assets Available for Benefits	$42,772	$(121,844)